UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams         Bethesda, Maryland            August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  15
Form 13F Information Table Value Total:  $566,729
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                      FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6        COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (X$1000)   PRN AMT    PRN  CALL  DISCRETION      MANAGERS  SOLE SHARED    NONE
--------------                 --------    -----      --------   -------    ---  ----  ----------      --------  ---- ------    ----
ARBITRON INC                   COM         03875Q108    6,798      143,113  SH         SHARED-DEFINED  1                143,113
AUTOZONE INC                   COM         053332102   37,210      307,493  SH         SHARED-DEFINED  1                307,493
BED BATH & BEYOND INC          COM         075896100   65,895    2,345,000  SH         SHARED-DEFINED  1              2,345,000
CBS CORP NEW                   CL B        124857202   19,626    1,007,000  SH         SHARED-DEFINED  1              1,007,000
FREEPORT-MCMORAN COPPER & GO   COM         35671D857   42,821      365,400  SH         SHARED-DEFINED  1                365,400
HASBRO INC                     COM         418056107   27,901      781,100  SH         SHARED-DEFINED  1                781,100
HEIDRICK & STRUGGLES INTL IN   COM         422819102   40,369    1,460,526  SH         SHARED-DEFINED  1              1,460,526
NVR INC                        COM         62944T105   43,063       86,112  SH         SHARED-DEFINED  1                 86,112
PIONEER NAT RES CO             COM         723787107  112,701    1,439,715  SH         SHARED-DEFINED  1              1,439,715
PIONEER NAT RES CO             COM         723787107   54,796      700,000  SH   CALL  SHARED-DEFINED  1                700,000
SUNOCO INC                     COM         86764P109    1,967       48,330  SH         SHARED-DEFINED  1                 48,330
UNITEDHEALTH GROUP INC         COM         91324P102   22,635      862,300  SH         SHARED-DEFINED  1                862,300
VALERO ENERGY CORP NEW         COM         91913Y100   17,396      422,450  SH         SHARED-DEFINED  1                422,450
VALERO ENERGY CORP NEW         COM         91913Y100   37,062      900,000  SH   CALL  SHARED-DEFINED  1                900,000
RENAISSANCERE HOLDINGS LTD     COM         G7496G103   36,489      816,855  SH         SHARED-DEFINED  1                816,855




SK 02802 0004 903075